Fixed Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Fixed Assets

iBio CMO is leasing its facility in Bryan, Texas as well as certain equipment from the Second Eastern Affiliate under a 34-year sublease. See Note 8 for more details of the terms of the sublease.

The economic substance of the sublease is that the Company is financing the acquisition of the facility and equipment and, accordingly, the facility and equipment are recorded as assets and the lease is recorded as a liability. As the sublease involves real estate and equipment, the Company separated the equipment component and accounted for the facility and equipment as if each was leased separately.

The following table summarizes by category the gross carrying value and accumulated depreciation of fixed assets (in thousands):

	March 31, 2017	June 30, 2016
	(Unaudited)
Facility under capital lease	$20,000	$20,000
Equipment under capital lease	6,000	6,000
Facility improvements	332	42
Medical equipment	867	-
Office equipment and software	161	137
	27,360	26,179
Accumulated depreciation – assets under capital lease	(1,500)	(571)
Accumulated depreciation – other	(66)	(34)
	(1,566)	(605)
Net fixed assets	$25,794	$25,574

Depreciation expense was approximately $337,000 and $260,000 for the three months ended March 31, 2017 and 2016, respectively, and for the nine months ended March 31, 2017 and 2016, depreciation expense was approximately $987,000 and $263,000, respectively. Depreciation of the assets under the capital lease amounted to approximately $306,000 and $929,000 for the three and nine months ended March 31, 2017, respectively, and $259,000 for each of the three and nine months ended March 31, 2016.

6.	Fixed Assets

iBio CMO is leasing its facility in Bryan, Texas as well as certain equipment from the Second Affiliate under a 34-year sublease. See Note 10 for more details of the terms of the sublease.

The economic substance of the sublease is that the Company is financing the acquisition of the facility and equipment and, accordingly, the facility and equipment are recorded as assets and the lease is recorded as a liability. As the sublease involves real estate and equipment, the Company separated the equipment component and accounted for the facility and equipment as if each was leased separately.

The following table summarizes by category the gross carrying value and accumulated depreciation of fixed assets (in thousands):

	June 30, 2016	June 30, 2015
Facility under capital lease	$20,000	$-
Equipment under capital lease	6,000	-
Facility improvements	42	-
Office equipment and software	137	40
	26,179	40
Accumulated depreciation – assets under capital lease	(571)	-
Accumulated depreciation – other	(34)	(27)
	(605)	(27)
Net fixed assets	$25,574	$13

Depreciation expense was approximately $577,000 and $4,600 in 2016 and 2015, respectively. Depreciation of the assets under the capital lease amounted to approximately $571,000 in 2016.